Warrant Liabilities - Additional Information (Details) SFr / shares in Units, SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024 CHF (SFr) shares	Jun. 30, 2023 CHF (SFr)	Jun. 30, 2024 CHF (SFr) shares	Jun. 30, 2023 CHF (SFr) SFr / shares shares	Jun. 30, 2023 $ / shares
Disclosure of detailed information about borrowings [line items]
Fair value gain (loss) on warrant liability	SFr 1,400	SFr (2,600)	SFr (1,699)	SFr (2,203)
Increase of the warrant liability	SFr 7,400	SFr 4,300	SFr 7,400	SFr 4,300
Exercise of public warrants | shares				47,825
Issuance of shares in connection with reduction to warrant liability				SFr 39
Issuance of Shares in connection with increase in cash				494
Issuance of shares in connection with warrant exercises				SFr 534
Number of warrants exercised | shares	0		0	47,825
Minimum
Disclosure of detailed information about borrowings [line items]
Exercise of public warrants per share | SFr / shares				SFr 10.32
Maximum
Disclosure of detailed information about borrowings [line items]
Exercise of public warrants per share | $ / shares					$ 11.5